Segment Reporting (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segments | segment	1		1
Revenue	$ 1,113	$ 1,944	$ 8,006	$ 8,678
Cost of revenue	432	779	2,949	3,130
Sales and marketing	529	1,019	2,991	7,548
General and administrative	1,627	1,872	6,931	10,324
Research and development	364	484	1,803	2,315
Transaction costs	367		1,024
Impairment of long-lived assets			36	777
Gain on disposal of assets, net				(33)
Income tax expense	7	14	39	52
Net loss	1,474	(2,193)	(7,130)	(11,387)
Single reportable segment
Segment Reporting
Revenue	1,113	1,944	8,006	8,678
Cost of revenue	432	779	2,949	3,130
Sales and marketing	529	1,019	2,991	7,548
General and administrative	1,627	1,872	6,931	10,324
Research and development	364	484	1,803	2,315
Transaction costs	367		1,024
Impairment of long-lived assets			36	777
Gain on disposal of assets, net				(33)
Other income, net:	(3,687)	(31)	(637)	(4,048)
Income tax expense	7	14	39	52
Net loss	$ 1,474	$ (2,193)	$ (7,130)	$ (11,387)